June 28, 2007
Jeffries Oliver-Li
+ 1 617 526 6786 (t)
+ 1 617 526 5000 (f)
jeffries.oliver-li@wilmerhale.com

BY ELECTRONIC SUBMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Netezza Corporation Amendment No. 4 to Registration Statement on Form S-1
Ladies and Gentlemen:
     Submitted herewith for filing on behalf of Netezza Corporation (the “Company”) is Amendment No. 4 to Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of 10,350,000 shares of Common Stock of the Company.
     This filing includes as an exhibit an opinion of Wilmer Cutler Pickering Hale and Dorr LLP. Wilmer Cutler Pickering Hale and Dorr LLP hereby confirms to the staff that the reference made in its opinion to the General Corporation Law of the State of Delaware includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.
     Please contact the undersigned at (617) 526-6786 or Patrick J. Rondeau at (617) 526-6670 with any questions or comments you may have regarding this filing.
Best regards,
/s/ Jeffries Oliver-Li
Jeffries Oliver-Li
cc: Patrick J. Rondeau